Leases - Schedule of Supplemental Lease Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Leases [Abstract]
Cash flows used for operating leases	$ (37)	$ (35)	$ (47)
Operating lease right-of-use assets obtained in exchange for lease obligations	$ 146	$ 28	$ 16
Weighted average discount rate	4.23%	2.85%	2.58%
Weighted average remaining lease term (in years)	13 years 9 months 3 days	14 years 2 months 26 days	15 years 2 months 15 days